UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
               Washington, D.C. 20549

			Form 13F

		 FORM 13F COVER PAGE

Report for the calendar Year or Quarter Ended:	March 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ]is a restatement.
				  [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 Llenroc Capital LLC
Address: 781 Lincoln Avenue, Suite 340
         San Rafael, CA 94901



Form 13F File Number:	28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    David S. Post
Title:   Principal Managing Director
Phone:   415-785-3670
Signature, Place, and Date of Signing:

David S. Post	San Rafael, California May 14, 2012


Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE.

[  ] 	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

			  FORM 13F SUMMARY PAGE


Report summary:


Number of other Included Managers:
Form 13F Information Table Entry Total: 29
Form 13F Information Table Value Total: $191,565



List of other Included Managers:

NO.	Form 13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANHEUSER-BUSCH INBEV ADREAH RE COM              03524a108    11897   163600 SH       Sole                                     163600
BERKSHIRE HATHAWAY INCDEL CL A COM              084670108     1463       12 SH       Sole                                         12
BROWN FORMAN INC CL B          COM              115637209    10720   128550 SH       Sole                                     128550
CENOVUS ENERGY INC             COM              15135u109    12489   347495 SH       Sole                    21595            325900
CH ROBINSON WORLDWIDE INC      COM              12541w209     9869   150690 SH       Sole                    20180            130510
CME GROUP INC                  COM              12572q105     2482     8580 SH       Sole                     5830              2750
DENTSPLY INTL INC              COM              249030107     8407   209500 SH       Sole                                     209500
DOUGLAS EMMETT INC             COM              25960p109      456    20000 SH       Sole                                      20000
EXPEDITORS INTL WASH INC       COM              302130109    13428   288706 SH       Sole                    29248            259458
FASTENAL COMPANY               COM              311900104    11124   205623 SH       Sole                    13155            192468
FIRST AMERICAN FINANCIAL       COM              31847r102     4151   249600 SH       Sole                                     249600
FOREST LABS INC CL A           COM              345838106     1025    29540 SH       Sole                    29540
GENTEX CORP                    COM              371901109    10694   436495 SH       Sole                    17295            419200
GRACO INC                      COM              384109104    14032   264450 SH       Sole                                     264450
INTEL CORP                     COM              458140100     6590   234400 SH       Sole                                     234400
INTUIT INC                     COM              461202103     2128    35365 SH       Sole                    35365
MASTERCARD IN CLASS A          COM              57636q104     1982     4712 SH       Sole                     4712
MCMORAN EXPLORATION CO         COM              582411104     2877   268900 SH       Sole                                     268900
OCCIDENTAL PETROLEUM           COM              674599105      390     4100 SH       Sole                                       4100
PAYCHEX INC                    COM              704326107     2510    81000 SH       Sole                                      81000
PRICELINE COM INC              COM              741503403     1643     2290 SH       Sole                     2290
PROCTER & GAMBLE CO            COM              742718109     3723    55400 SH       Sole                                      55400
QUALCOMM INC                   COM              747525103     2713    39857 SH       Sole                    32270              7587
ROCKWELL COLLINS INC           COM              774341101    12258   212953 SH       Sole                                     212953
ROLLINS INCORPORATED           COM              775711104     8217   386125 SH       Sole                                     386125
TECHNE CORP COM                COM              878377100    10684   152410 SH       Sole                    13610            138800
VERISK ANALYTICS INC CL A      COM              92345y106    14431   307240 SH       Sole                    51840            255400
WALGREEN CO                    COM              931422109     7745   231255 SH       Sole                    45205            186050
YAHOO! INC                     COM              984332106     1438    94510 SH       Sole                    94510